SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2020	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash			$ 503,470		$ 503,470		$ 326,713	$ 0
Allowance/provision for collectible accounts			386,385		$ 386,385		756,095
Sales tax rate					6.50%
Depreciation expense			39,930	$ 6,602	$ 79,859	$ 13,205	26,409
Inventory obsolescence							63,323	63,323
Total working capital							2,226,387	489,870
Inventory			2,040,852		2,040,852		2,172,327	495,150
Accounts receivable, net			891,388		891,388		756,095	0
Sales tax liability			5,318		5,318		12,665	0
Deferred revenue			440,327		440,327		779,128	0
Total Liabilities			1,712,082		1,712,082		2,198,121	5,280
Accounts Payable							55,756	0
Total Current Assets			3,435,710		3,435,710		3,255,136	495,150
Total Current Liabilities			604,845		604,845		1,028,748	$ 5,280
Promissory note, principal amount	$ 745,438	$ 439,990					926,768
Unpaid principal amount			$ 709,737		$ 709,737		926,768
Interest rate	6.00%	6.00%
Debt instrument, Maturity date	Dec. 31, 2023	Jan. 31, 2023
Promissory Notes
Promissory note, principal amount		$ 439,990
Unpaid principal amount							$ 181,330
Interest rate		6.00%
Debt instrument, Maturity date		Jan. 31, 2023
Method 1 Income Approach DCF Value
LPC stock price value							$ 0.29
Method 2 Cost Approach Free Equity
LPC stock price value							$ 0.18
ICT Promissory Note 2 [Member]
Promissory note, principal amount	$ 745,438						$ 689,926
Unpaid principal amount							689,926
Interest rate	6.00%
Debt instrument, Maturity date	Dec. 31, 2023
ICT [Member]
Promissory note, principal amount		$ 439,990
Unpaid principal amount							399,347
Interest rate		6.00%
Debt instrument, Maturity date		Jan. 31, 2023
Long-Term Liabilities [Member] | ICT Promissory Note 2 [Member]
Promissory note, principal amount	$ 745,438
Unpaid principal amount							689,926
Interest rate	6.00%
Debt instrument, Maturity date	Dec. 31, 2023
Long-Term Liabilities [Member] | Promissory Note [Member]
Promissory note, principal amount		$ 439,990
Unpaid principal amount							$ 181,330
Interest rate		6.00%
Debt instrument, Maturity date		Jan. 31, 2023